Stockholders’ Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Schedule of number of authorized, issued and outstanding stock
	March 31, 2023
	Authorized Shares	Issued and Outstanding Shares
Class A Common Stock	1,690,000,000	838,872,039
Class B Common Stock	75,000,000	64,000,588
Preferred Stock	10,000,000	-
	1,775,000,000	902,872,627

	December 31, 2022
	Authorized Shares	Issued and Outstanding Shares
Class A Common Stock	815,000,000	563,346,216
Class B Common Stock	75,000,000	64,000,588
Preferred Stock	10,000,000	-
	890,000,000	627,346,804

	December 31, 2022
	Authorized Shares	Issued Shares
Preferred Stock	10,000,000	—
Class A Common Stock	815,000,000	563,346,216
Class B Common Stock	75,000,000	64,000,588
	900,000,000	627,346,804

	December 31, 2021
	Authorized Shares	Issued Shares	Shares to be Issued	Total Issued and to be Issued Shares
Preferred Stock	10,000,000	—	—	—
Class A Common Stock	750,000,000	168,693,323	89,152,130	257,845,453
Class B Common Stock	75,000,000	—	64,000,588	64,000,588
	835,000,000	168,693,323	153,152,718	321,846,041

Schedule of outstanding warrants
	Number of Warrants	Exercise Price	Expiration Date
SPA Warrants	93,571,419	$0.23 to $5.00	Various through September 23, 2029
Other warrants	29,454,593	$0.23	August 5, 2027
Public Warrants	23,540,988	$11.50	July 21, 2026
Private Warrants	111,131	$11.50	July 21, 2026
Total	146,678,131

	Number of Warrants	Exercise Price	Expiration Date
SPA Warrants	346,453,115	$0.23	Various through September 23, 2029
ATW NPA Warrants(1)	76,804,450	$0.23	Various through August 10, 2028
Other warrants	29,454,593	$0.23	August 5, 2027
Public Warrants(2)	23,540,988	$11.50	July 21, 2026
Private Warrants(3)	111,131	$11.50	July 21, 2026
Total	476,364,277

(1)	The ATW NPA Warrants were fully exercised during the three months ended March 31, 2023, through which the Company received aggregated proceeds of $0.3 million which was recorded as an increase to Additional paid-in capital.

(2)	During 2022, PSAC Sponsor transferred 563,420 Private Warrants to unaffiliated third-party purchasers on the open market. Upon such transfer the transferred warrants became subject to identical terms to the Public Warrants underlying the units offered in the initial public offering of PSAC. Therefore, upon their transfer the Company classified the warrants to APIC at their fair value.

(3)	The Private Warrants are recorded in Other liabilities, less current portion in the Consolidated Balance Sheets as of December 31, 2022.

	Number of Warrants	Exercise Price	Expiration Date
SPA Warrants(1)	346,453,115	$0.23	Various through September 23, 2029
ATW NPA Warrants(2)	76,804,450	$0.23	Various through August 10, 2028
Other warrants	29,454,593	$0.23	August 5, 2027
Public Warrants(3)	23,540,988	$11.50	July 21, 2026
Private Warrants(4)	111,131	$11.50	July 21, 2026
Total	476,364,277

(1)	The warrants were issued pursuant to the SPA and recorded at fair value at each issuance date and at each reporting date.

(2)	The ATW NPA Warrants were exercised in full after the balance sheet date (see Note 18, Subsequent Events).

(3)	During 2022, PSAC Sponsor transferred 563,420 Private Warrants to unaffiliated third-party purchasers on the open market. Upon such transfer the transferred warrants became subject to identical terms to the Public Warrants underlying the units offered in the initial public offering of PSAC. Therefore, upon their transfer the Company classified the warrants to APIC at their fair value.

(4)	The Private Warrants are recorded in Other liabilities, less current portion in the Consolidated Balance Sheets as of December 31, 2022 and December 31, 2021.

	Number of warrants	Exercise Price	Expiration Date
Public Warrants	22,977,568	$11.50	July 21, 2026
Private Warrants(1)	674,551	$11.50	July 21, 2026
Other warrants	4,544,258	$10.00	Various through August 10, 2028
Total	28,196,377

(1)	The Private Warrants are recorded in Other liabilities, less current portion in the Consolidated Balance Sheet as of December 31, 2021.